S000056729 [Member] Average Annual Total Returns		12 Months Ended	32 Months Ended	35 Months Ended	60 Months Ended	90 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		25.02%			14.53%	14.36%
Advisor Class
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]	11.00%			12.34%	13.14%
Performance Inception Date	[1],[2]					Jun. 28, 2017
Advisor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]	5.25%			9.77%	11.37%
Performance Inception Date	[1],[2]					Jun. 28, 2017
Advisor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]	9.97%			9.47%	10.52%
Performance Inception Date	[1],[2]					Jun. 28, 2017
Class A
Prospectus [Line Items]
Average Annual Return, Percent	[1]	5.95%		12.23%	11.10%
Performance Inception Date	[1]			Jan. 31, 2022
Class Z
Prospectus [Line Items]
Average Annual Return, Percent	[1]	10.98%		13.14%	12.34%
Performance Inception Date	[1]			Jan. 31, 2022
Class C
Prospectus [Line Items]
Average Annual Return, Percent	[1]	8.95%	12.01%		11.21%
Performance Inception Date	[1]		Apr. 29, 2022

[1]
Inception dates: 6/28/17 for Advisor Class shares, 1/31/22 for Class A and Class Z shares and 4/29/22 for Class C shares. Performance information for Class A, Class C and Class Z shares for periods prior to their inception date is the performance of the Fund’s Advisor Class shares adjusted to reflect the expenses of Class A, Class C and Class Z shares, respectively.

[2]	After-tax Returns: – Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and are likely to differ from those shown; and – Are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.